Subsequent Events (Details) - Non-adjusting events after reporting period [Member] - ARS ($) $ in Thousands			1 Months Ended
	Sep. 14, 2020	Jul. 15, 2020	Aug. 25, 2020	Jul. 30, 2020
Sale of Boston Tower building [Member]
Subsequent events (Textual)
Description of devaluation of currency		IRSA Propiedades Comerciales has signed with an unrelated third party a bill of sale with possession of a medium-height floor of Boston Tower located at 265 Della Paolera in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 1,063 square meters and 5 parking lots located in the building.	IRSA Propiedades Comerciales has sold and transferred 5 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 6,235 square meters and 25 parking lots located in the building.
Capital contributions		$ 477,000	$ 2,562,000
Sale of Boston Tower building [Member] | USD
Subsequent events (Textual)
Capital contributions		$ 6,700	$ 34,700
Sale of Bouchard building [Member]
Subsequent events (Textual)
Description of devaluation of currency				IRSA Propiedades Comerciales has sold the entire “Bouchard 710” building, located in the Plaza Roma district of the Autonomous City of Buenos Aires, to an unrelated third party. The tower consists of 15,014 m2 of gross rental area on 12 office floors and 116 parking lots.
Capital contributions				$ 6,300,000
Sale of Bouchard building [Member] | USD
Subsequent events (Textual)
Capital contributions				$ 87,000
Payment of Class IV Notes [Member]
Subsequent events (Textual)
Notes canceled	$ 10,381,000
Interest accrued	133,700
Payment of Class IV Notes [Member] | USD
Subsequent events (Textual)
Notes canceled	140,000
Interest accrued	$ 1,800